Income Taxes - Schedule of Reconciliation of Effective Income Tax Rate (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Effective Income Tax Rate [Abstract]
PRC statutory tax rate		25.00%	25.00%	25.00%
Effect of tax rate differential		(12.60%)	(57.90%)	(131.90%)
Valuation allowance deferred tax		(13.00%)	(21.00%)	(81.50%)
Non-deductible items	[1]	0.00%	11.50%	53.60%
Effective tax rate		(0.60%)	42.40%	134.80%

[1]	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including professional fees in relation to capital market and late penalty fees.